Reserves - Additional Information (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Aug. 28, 2017 CNY (¥) shares
Disclosure of classes of share capital [line items]
Percentage of net profit after offsetting any prior year losses and transfer to the statutory surplus reserve fund	10.00%
Percentage of Statutory reserves balance not exceeds of the company's registered capital	50.00%
Capital reserve	¥ 0	$ 0	¥ 0
Founders
Disclosure of classes of share capital [line items]
Capital reserve | ¥				¥ 2,173,600
Ordinary shares | Founders
Disclosure of classes of share capital [line items]
Number of shares issued and fully paid | shares				2,173,600